Forward Purchase Agrement (Details) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 02, 2023	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2023
Forward Purchase Agrement [Line Items]
Percentage of prepayment shortfall	0.50%
Cash from trust account							$ 36,383,179
Fair value of the prepayment						$ 14,257,648
Additional paid-in capital		$ 6,067,094				6,067,094
Fair value of the maturity consideration					$ 1,704,416
Change in fair value of forward purchase agreement		(3,268,581)		$ 349,189	(561,099)
Gain on extinguishment of liabilities			$ 92,294		$ 1,638,138
Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Percentage of prepayment shortfall	100.00%
Reset price (in Dollars per share)					$ 10
Dilutive offering divided (in Dollars per share)					$ 10
Recycled shares (in Shares)					50,070
Purchase price					$ 545,356
Redemption price (in Dollars per share)					$ 10.95
Purchase an additional shares (in Shares)					504,425
Acquisition term					3 years
Cash from trust account					$ 1,004,736
Share price (in Dollars per share)					$ 3
Fair value of the prepayment						$ 6,066,324
Fair value					$ 450,000
Gain on extinguishment of liabilities					$ 82,998
Minimum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Number of trading days					10 days
Maximum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Consecutive trading day period					30 years
Class A Common Stock [Member]
Forward Purchase Agrement [Line Items]
Redemption price (in Dollars per share)							$ 6.77
Reimbursement shares (in Shares)					90,000
Number of trading days					5 days
Class A Common Stock [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Restricted shares (in Shares)					450,000